Segment Reporting - Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Voyage revenues	$ 123,336	$ 104,285	$ 360,957	$ 306,369
Voyage expenses	(7,956)	(1,466)	(21,708)	(3,899)
Vessel operating expenses	(27,621)	(26,724)	(90,057)	(76,113)
Time-charter hire expense (note 10a)	(1,690)	0	(1,690)	0
Depreciation and amortization	(32,238)	(24,980)	(91,299)	(77,894)
General and administrative expenses	(4,183)	(2,793)	(17,850)	(11,592)
Write-down of vessels	(2,201)	(38,000)	(53,863)	(50,600)
Restructuring charges	(449)	0	(1,845)	0
Income (loss) from vessel operations	46,998	10,322	82,645	86,271
Equity income	14,679	1,417	52,597	6,797
Operating Segments | Liquefied Gas Segment
Segment Reporting Information [Line Items]
Voyage revenues	118,188	92,700	335,409	271,078
Voyage expenses	(5,731)	(716)	(12,984)	(1,664)
Vessel operating expenses	(23,905)	(22,172)	(79,015)	(62,211)
Time-charter hire expense (note 10a)	(1,690)	0	(1,690)	0
Depreciation and amortization	(31,309)	(22,580)	(87,191)	(69,639)
General and administrative expenses	(3,972)	(2,330)	(15,958)	(9,283)
Write-down of vessels	0	0	(33,000)	0
Restructuring charges	0	0	0	0
Income (loss) from vessel operations	51,581	44,902	105,571	128,281
Equity income	14,679	1,417	52,597	6,797
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	5,148	11,585	25,548	35,291
Voyage expenses	(2,225)	(750)	(8,724)	(2,235)
Vessel operating expenses	(3,716)	(4,552)	(11,042)	(13,902)
Time-charter hire expense (note 10a)	0	0	0	0
Depreciation and amortization	(929)	(2,400)	(4,108)	(8,255)
General and administrative expenses	(211)	(463)	(1,892)	(2,309)
Write-down of vessels	(2,201)	(38,000)	(20,863)	(50,600)
Restructuring charges	(449)	0	(1,845)	0
Income (loss) from vessel operations	(4,583)	(34,580)	(22,926)	(42,010)
Equity income	$ 0	$ 0	$ 0	$ 0